Investment Strategy - Bramshill Income Performance Fund Series	Jul. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund implements a tactical fixed income strategy which seeks to maximize total return across different types of fixed income products and, based on market conditions, may also hold cash and cash equivalents.
The Fund’s investments are comprised of a tactical portfolio of income-producing securities. The Fund may invest up to 80% in investment grade corporate bonds. The Fund may invest up to 40% in high yield bonds (i.e., junk bonds), which are defined as corporate bonds rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Bramshill Investments, LLC (the “Advisor”), the Fund’s investment advisor. The Fund may invest in securities that are in default, which may be rated as low as “D” (default) or its equivalent by the rating agencies. The Fund may also invest up to 70% in preferred stocks (including payment-in-kind, fixed to floating rate, convertible, cumulative and non-cumulative, callable, and perpetual), up to 80% in U.S. municipal bonds, and up to 100% in U.S. Treasuries. The Fund may also invest up to 15% in fixed income closed-end funds and up to 25% in fixed income exchange-traded funds (“ETFs”). The Fund may also invest up to 25% in foreign issuers of U.S. dollar denominated fixed income securities. The Fund may also invest in contingent convertible securities, which are fixed income instruments that are convertible into equity if a pre-specified trigger event occurs. Contingent convertible securities have been popular in the context of crisis management in the European banking industry to meet certain capital requirements; pay a fixed rate of interest but have characteristics of both debt and equity; and, unlike traditional convertible instruments, are mandatorily convertible to common shares by the issuing bank under certain adverse circumstances (i.e., if issuing bank falls below certain level of capital).
The Fund is actively managed and incorporates sector allocations and tactical hedging during various interest rate and market environments. The Advisor uses fundamental credit and relative value analysis, and focuses on securities with transparent pricing, actively-traded capital structures and a high level of liquidity. The Advisor seeks to maintain the Fund’s portfolio at an average credit rating of investment grade. The Advisor will use available ratings information across all tranches in selecting investments for the Fund. The dollar weighted average duration of the portfolio of the Fund for the fiscal year ended March 31, 2025 was 8.79 years, and the Fund has an expected range of between one and nine years based on the Advisor’s current assessment of market conditions. The Fund may invest in fixed-income securities of any duration or maturity. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a five year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1% holding other factors constant.
The Fund may make use of futures and options on futures, including U.S. Treasury futures, to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. The Fund may also sell short U.S. Treasury securities (of an aggregate dollar value not exceeding 33 1/3% of the aggregate dollar value of the Fund’s assets) only as a hedge based on market conditions. The Fund seeks to mitigate the negative impact of rising Treasury interest rates on the performance of investment grade bonds (conversely limiting the positive impact of falling interest rates). These short positions are not intended to mitigate other factors influencing the price of investment grade bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.
The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
The Fund may invest in fixed rate or floating rate securities. Floating rate instruments reset their interest rate periodically over a base rate, with rates tied to a representative interest rate index (for example, the Treasury Note Constant Maturity Rate).
The Fund’s portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its investment strategy. The Fund’s portfolio currently has significant investments in companies in the financials sector, although this may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 80% in investment grade corporate bonds. The Fund may invest up to 40% in high yield bonds (i.e., junk bonds), which are defined as corporate bonds rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Bramshill Investments, LLC (the “Advisor”), the Fund’s investment advisor. The Fund may invest in securities that are in default, which may be rated as low as “D” (default) or its equivalent by the rating agencies. The Fund may also invest up to 70% in preferred stocks (including payment-in-kind, fixed to floating rate, convertible, cumulative and non-cumulative, callable, and perpetual), up to 80% in U.S. municipal bonds, and up to 100% in U.S. Treasuries. The Fund may also invest up to 15% in fixed income closed-end funds and up to 25% in fixed income exchange-traded funds (“ETFs”). The Fund may also invest up to 25% in foreign issuers of U.S. dollar denominated fixed income securities.